PLAN PARTICIPANTS (Details) - EBP France	12 Months Ended
	Jun. 30, 2026 employee participant	Jun. 30, 2025 participant employee
EBP, Description of Plan [Line Items]
Number of participants | participant	2,248	2,251
Number of employees collecting year group profit sharing | employee	935	853